UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

ALLIANCEBERNSTEIN TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2011

Date of reporting period: February 28, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

2

AllianceBernstein Global Value Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 97.8%
Financials – 20.4%
Capital Markets – 0.7%
Morgan Stanley	32,900	$976,472

Commercial Banks – 10.2%
Banco do Brasil SA	30,100	538,211
Bank of China Ltd.	718,000	378,865
Barclays PLC	273,400	1,418,844
BB&T Corp.	17,800	491,280
BNP Paribas	6,043	471,627
Comerica, Inc.	11,000	427,900
Danske Bank A/S(a)	18,256	427,943
Fifth Third Bancorp	67,100	979,660
KB Financial Group, Inc.	19,540	957,492
KBC Groep NV(a)	8,800	368,014
Lloyds Banking Group PLC(a)	597,400	603,294
National Australia Bank Ltd.	26,900	711,206
National Bank of Canada	10,200	785,932
Societe Generale	21,400	1,504,756
Sumitomo Mitsui Financial Group, Inc.	11,500	435,179
Turkiye Is Bankasi - Class C	100,300	312,595
UniCredit SpA	310,065	797,737
Wells Fargo & Co.	50,000	1,613,000

		13,223,535

Consumer Finance – 0.9%
Capital One Financial Corp.	23,300	1,159,641

Diversified Financial Services – 3.9%
ING Groep NV(a)	115,700	1,451,401
JPMorgan Chase & Co.	54,800	2,558,612
ORIX Corp.	8,920	1,004,585

		5,014,598

Insurance – 4.2%
Aegon NV(a)	125,728	967,775
Allianz SE	16,100	2,325,002
Muenchener Rueckversicherungs AG	2,600	434,710
Travelers Cos., Inc. (The)	28,430	1,703,810

		5,431,297

Real Estate Management & Development – 0.5%
Mitsui Fudosan Co., Ltd.	31,000	662,518

		26,468,061

Consumer Discretionary – 18.5%
Auto Components – 1.5%
Bridgestone Corp.	27,300	561,356
Lear Corp.(a)	6,000	634,800
Magna International, Inc. - Class A	15,600	768,319

		1,964,475

Automobiles – 3.4%
Ford Motor Co.(a)	83,100	1,250,655
General Motors Co.(a)	15,700	526,421
Nissan Motor Co., Ltd.	121,000	1,243,287

Company	Shares	U.S. $ Value
Renault SA(a)	22,300	$1,367,492

		4,387,855

Hotels, Restaurants & Leisure – 1.0%
Royal Caribbean Cruises Ltd.(a)	16,200	709,398
Thomas Cook Group PLC	199,800	614,417

		1,323,815

Household Durables – 2.1%
Garmin Ltd.	24,500	831,775
LG Electronics, Inc.	4,767	470,588
Sharp Corp.	130,000	1,416,306

		2,718,669

Media – 7.0%
Comcast Corp. - Class A	66,700	1,718,192
DIRECTV(a)	7,900	363,163
Lagardere SCA	17,615	792,851
News Corp. - Class A	74,100	1,287,117
Time Warner Cable, Inc. - Class A	20,870	1,506,396
Time Warner, Inc.	33,633	1,284,781
Viacom, Inc. - Class B	13,347	596,077
Vivendi SA	53,580	1,527,075

		9,075,652

Multiline Retail – 1.0%
Kohl’s Corp.(a)	23,700	1,277,193
Marks & Spencer Group PLC	6,534	36,790

		1,313,983

Specialty Retail – 2.5%
Esprit Holdings Ltd.	211,400	1,040,475
Gap, Inc. (The)	33,300	750,249
Lowe’s Cos., Inc.	54,400	1,423,648

		3,214,372

		23,998,821

Energy – 12.3%
Energy Equipment & Services – 1.0%
Cie Generale de Geophysique-Veritas(a)	16,400	607,576
Ensco PLC (Sponsored ADR)	13,500	757,350

		1,364,926

Oil, Gas & Consumable Fuels – 11.3%
BP PLC	147,100	1,185,870
China Petroleum & Chemical Corp. - Class H	502,000	509,491
ConocoPhillips	22,250	1,732,607
Devon Energy Corp.	20,800	1,901,952
Gazprom OAO (Sponsored ADR)	35,000	1,026,200
Hess Corp.	17,900	1,557,837
Marathon Oil Corp.	26,000	1,289,600
Newfield Exploration Co.(a)	14,400	1,048,176
Nexen, Inc. (Toronto)	57,164	1,559,794
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	62,862	2,263,010

Company	Shares	U.S. $ Value
Suncor Energy, Inc. (Toronto)	12,972	$609,646

		14,684,183

		16,049,109

Materials – 8.7%
Chemicals – 2.7%
Agrium, Inc. (Toronto)	7,400	701,650
Clariant AG(a)	23,500	387,895
Dow Chemical Co. (The)	40,600	1,508,696
Koninklijke DSM NV	16,162	949,410

		3,547,651

Metals & Mining – 6.0%
Alcoa, Inc.	48,000	808,800
Commercial Metals Co.	19,600	326,732
Hindalco Industries Ltd.	41,700	186,971
JFE Holdings, Inc.	38,700	1,225,603
Reliance Steel & Aluminum Co.	10,600	586,498
Rio Tinto PLC	26,200	1,844,915
Steel Dynamics, Inc.	17,600	324,896
Tata Steel Ltd.	30,800	416,006
Vale SA (Sponsored ADR) (Local Preference Shares)	36,800	1,102,896
Xstrata PLC	41,512	949,425

		7,772,742

		11,320,393

Industrials – 8.4%
Aerospace & Defense – 1.7%
BAE Systems PLC	89,500	478,618
Northrop Grumman Corp.	26,200	1,747,016

		2,225,634

Airlines – 1.0%
Delta Air Lines, Inc.(a)	117,100	1,316,204

Building Products – 0.9%
Asahi Glass Co., Ltd.	80,000	1,118,582

Construction & Engineering – 1.3%
Bouygues SA	36,700	1,695,236

Machinery – 2.7%
Eaton Corp.	4,900	542,822
Ingersoll-Rand PLC	39,800	1,802,940
Parker Hannifin Corp.	13,700	1,221,766

		3,567,528

Trading Companies & Distributors – 0.8%
Mitsubishi Corp.	35,200	979,343

		10,902,527

Health Care – 8.2%
Biotechnology – 1.0%
Gilead Sciences, Inc.(a)	33,500	1,305,830

Health Care Providers & Services – 0.0%
Health Net, Inc.(a)	1,276	37,540

Company	Shares	U.S. $ Value
Pharmaceuticals – 7.2%
AstraZeneca PLC	37,800	$1,849,640
Johnson & Johnson	34,100	2,095,104
Novartis AG	15,480	869,923
Pfizer, Inc.	159,100	3,061,084
Roche Holding AG	7,100	1,070,981
Sanofi-Aventis SA	5,800	401,058

		9,347,790

		10,691,160

Information Technology – 7.8%
Computers & Peripherals – 3.6%
Dell, Inc.(a)	150,100	2,376,083
Hewlett-Packard Co.	39,300	1,714,659
Toshiba Corp.	95,000	624,250

		4,714,992

Electronic Equipment, Instruments & Components – 2.8%
AU Optronics Corp.(a)	782,590	707,500
Corning, Inc.	75,800	1,747,948
Tyco Electronics Ltd.	31,923	1,150,505

		3,605,953

IT Services – 0.8%
Cap Gemini SA	17,600	1,028,994

Semiconductors & Semiconductor Equipment – 0.6%
Samsung Electronics Co., Ltd.	930	762,739

		10,112,678

Consumer Staples – 7.0%
Food & Staples Retailing – 1.0%
Delhaize Group SA	4,400	339,875
Kroger Co. (The)	39,070	894,703
Safeway, Inc.	2,882	62,885

		1,297,463

Food Products – 2.7%
Archer-Daniels-Midland Co.	12,900	479,622
Bunge Ltd.	28,600	2,064,062
Sara Lee Corp.	18,795	321,770
Smithfield Foods, Inc.(a)	28,500	659,775

		3,525,229

Household Products – 0.3%
Kimberly-Clark Corp.	5,100	336,090

Tobacco – 3.0%
Altria Group, Inc.	37,250	945,033
Imperial Tobacco Group PLC	40,700	1,306,074
Japan Tobacco, Inc.	410	1,696,006

		3,947,113

		9,105,895

Telecommunication Services – 4.3%
Diversified Telecommunication Services – 2.9%
CenturyLink, Inc.	10,100	415,918
Nippon Telegraph & Telephone Corp.	24,500	1,198,488

Company	Shares	U.S. $ Value
Telecom Italia SpA (ordinary shares)	884,900	$1,381,525
Telecom Italia SpA (savings shares)	565,000	747,808

		3,743,739

Wireless Telecommunication Services – 1.4%
Vodafone Group PLC	659,812	1,873,268

		5,617,007

Utilities – 2.2%
Electric Utilities – 2.2%
E.ON AG	60,800	1,996,963
Edison International	10,700	397,184
EDP - Energias de Portugal SA	127,100	482,178

		2,876,325

Total Common Stocks (cost $114,055,710)		127,141,976

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17%(b) (cost $1,838,699)	1,838,699	1,838,699

Total Investments – 99.2% (cost $115,894,409)(c)		128,980,675
Other assets less liabilities – 0.8%(d)		1,061,532

Net Assets – 100.0%		$130,042,207

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	34	March 2011	$1,336,646	$1,413,648	$77,002

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America NA:
Swedish Krona settling 5/16/11	43,304	$6,722,658	$6,811,391	$88,733
BNP Paribas SA:
Australian Dollar settling 5/16/11	448	435,680	451,894	16,214
Credit Suisse London Branch (GFX):
Norwegian Krone settling 5/16/11	23,452	3,909,034	4,170,908	261,874

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Norwegian Krone settling 5/16/11	12,819	$2,221,780	$2,279,843	$58,063
Deutsche Bank AG London:
Swiss Franc settling 5/16/11	2,580	2,644,852	2,778,743	133,891
Swiss Franc settling 5/16/11	3,235	3,380,355	3,484,198	103,843
Royal Bank of Canada:
Euro settling 5/16/11	7,882	10,612,640	10,866,375	253,735
UBS AG:
New Zealand Dollar settling 5/16/11	8,399	6,464,038	6,285,819	(178,219)
Westpac Banking Corp.:
Australian Dollar settling 5/16/11	4,208	4,215,364	4,244,575	29,211
Sale Contracts:
Barclays Bank PLC:
Euro settling 5/16/11	776	1,052,213	1,069,818	(17,605)
BNP Paribas SA:
Canadian Dollar settling 5/16/11	3,506	3,536,520	3,602,563	(66,043)
Credit Suisse London Branch (GFX):
Euro settling 5/16/11	8,666	11,217,364	11,947,222	(729,858)
Great British Pound settling 5/16/11	521	836,335	846,323	(9,988)
Deutsche Bank AG London:
Euro settling 5/16/11	6,002	8,198,162	8,274,548	(76,386)
Swiss Franc settling 5/16/11	5,815	5,977,467	6,262,941	(285,474)
HSBC BankUSA:
Canadian Dollar settling 5/16/11	384	388,243	394,576	(6,333)
Morgan Stanley and Co.:
Australian Dollar settling 5/16/11	1,048	1,033,841	1,057,109	(23,268)
Westpac Banking Corp.:
New Zealand Dollar settling 5/16/11	4,484	3,349,100	3,355,829	(6,729)

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of February 28, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,853,551 and gross unrealized depreciation of investments was $(4,767,285), resulting in net unrealized appreciation of $13,086,266.
(d)	An amount of U.S. $105,009 has been segregated to collateralize margin requirements for the open futures contracts at February 28, 2011.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AllianceBernstein Global Value Fund

Portfolio Summary

February 28, 2011 (unaudited)

COUNTRY BREAKDOWN *
48.0%	United States
10.0%	United Kingdom
9.4%	Japan
7.3%	France
4.4%	Netherlands
3.7%	Germany
3.4%	Canada
2.3%	Italy
1.8%	Switzerland
1.7%	South Korea
1.3%	Brazil
0.8%	Hong Kong
0.8%	Russia
3.7%	Other
1.4%	Short-Term

100.0%	Total Investments

*

All data are as of February 28, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Australia, Belgium, China, Denmark, India, Portugal, Taiwan and Turkey.

AllianceBernstein Global Value Fund

February 28, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2011:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$11,234,518	$15,233,543		$—	$26,468,061
Consumer Discretionary	14,928,184	9,070,637		—	23,998,821
Energy	10,456,962	5,592,147		—	16,049,109
Materials	5,360,168	5,960,225		—	11,320,393
Industrials	6,630,748	4,271,779		—	10,902,527
Health Care	6,499,558	4,191,602		—	10,691,160
Information Technology	6,989,195	3,123,483		—	10,112,678
Consumer Staples	5,763,940	3,341,955		—	9,105,895
Telecommunication Services	415,918	5,201,089		—	5,617,007
Utilities	397,184	2,479,141		—	2,876,325
Short-Term Investments	1,838,699	—		—	1,838,699

Total Investments in Securities	70,515,074	58,465,601	+	—	128,980,675
Other Financial Instruments* :
Assets
Futures Contracts	77,002	—		—	77,002	#
Forward Currency Exchange Contracts	—	945,564		—	945,564
Liabilities
Forward Currency Exchange Contracts	—	(1,399,903)		—	(1,399,903)

Total	$70,592,076	$58,011,262		$—	$128,603,338

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on thrid party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as level 2 investments.
#	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. Cumulative appreciation/(depreciation) of futures contracts is reported in the portfolio of investments.

AllianceBernstein International Value Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 99.2%
Financials – 24.2%
Commercial Banks – 15.9%
Australia & New Zealand Banking Group Ltd.	816,900	$20,189,954
Banco do Brasil SA	1,004,000	17,952,278
Bank of China Ltd.	27,011,600	14,253,121
Barclays PLC	5,815,500	30,180,276
BNP Paribas	298,513	23,297,495
Danske Bank A/S(a)	392,673	9,204,744
DnB NOR ASA	714,800	11,063,149
Hana Financial Group, Inc.	462,790	18,538,697
KB Financial Group, Inc.	365,903	17,929,849
KB Financial Group, Inc. (ADR)(a)	6,700	326,625
KBC Groep NV(a)	510,000	21,328,118
Lloyds Banking Group PLC(a)	6,616,300	6,681,577
National Australia Bank Ltd.	2,021,900	53,456,752
National Bank of Canada	305,300	23,524,016
Societe Generale	585,073	41,139,810
Sumitomo Mitsui Financial Group, Inc.	1,153,100	43,635,263
Turkiye Is Bankasi - Class C	2,128,200	6,632,741
Turkiye Vakiflar Bankasi Tao - Class D	5,785,000	14,006,655
UniCredit SpA	11,262,870	28,977,197

		402,318,317

Diversified Financial Services – 2.1%
ING Groep NV(a)	2,461,500	30,878,336
ORIX Corp.	186,190	20,969,029

		51,847,365

Insurance – 5.2%
Aegon NV(a)	2,465,328	18,976,535
Allianz SE	391,045	56,470,839
Aviva PLC	4,564,800	34,648,851
Muenchener Rueckversicherungs AG	125,600	20,999,820

		131,096,045

Real Estate Management & Development – 1.0%
Evergrande Real Estate Group Ltd.	14,772,000	7,000,227
Mitsui Fudosan Co., Ltd.	627,600	13,412,776
New World Development Ltd.	2,744,641	4,987,401

		25,400,404

		610,662,131

Consumer Discretionary – 14.5%
Auto Components – 1.7%
Bridgestone Corp.	354,200	7,283,238
Faurecia(a)	14,985	583,526
GKN PLC	2,993,000	10,209,322
Magna International, Inc. - Class A	213,200	10,500,355
NGK Spark Plug Co., Ltd.	537,400	8,051,333
Sumitomo Rubber Industries Ltd.	675,400	7,323,267

		43,951,041

Automobiles – 4.4%
Nissan Motor Co., Ltd.	3,762,700	38,662,112
Renault SA(a)	574,100	35,205,264

Company	Shares	U.S. $ Value
Toyota Motor Corp.	800,700	$37,414,607

		111,281,983

Distributors – 0.0%
Inchcape PLC(a)	23,300	147,063

Hotels, Restaurants & Leisure – 0.5%
Thomas Cook Group PLC	4,320,255	13,285,483

Household Durables – 3.0%
LG Electronics, Inc.	218,280	21,548,135
Sharp Corp.	2,837,100	30,909,234
Sony Corp.	598,300	22,028,569

		74,485,938

Leisure Equipment & Products – 0.3%
Namco Bandai Holdings, Inc.	623,800	7,364,631

Media – 2.6%
Informa PLC	17,700	125,064
Lagardere SCA	447,345	20,134,987
Vivendi SA	1,581,250	45,066,954

		65,327,005

Multiline Retail – 0.6%
Marks & Spencer Group PLC	172,232	969,756
PPR	96,400	14,625,438

		15,595,194

Specialty Retail – 0.8%
Esprit Holdings Ltd.	3,992,302	19,649,440

Textiles, Apparel & Luxury Goods – 0.6%
Yue Yuen Industrial Holdings Ltd.	4,583,000	14,459,248

		365,547,026

Energy – 10.5%
Energy Equipment & Services – 0.0%
Cie Generale de Geophysique-Veritas(a)	6,000	222,284

Oil, Gas & Consumable Fuels – 10.5%
BP PLC	6,994,600	56,388,070
China Petroleum & Chemical Corp. - Class H	10,056,000	10,206,059
ENI SpA	1,429,800	34,862,195
Gazprom OAO (Sponsored ADR)	950,300	27,862,796
JX Holdings, Inc.	35,100	247,261
Nexen, Inc. (Toronto)	1,516,476	41,379,012
OMV AG	298,800	12,697,499
Penn West Petroleum Ltd.	625,720	18,091,168
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	1,776,985	63,970,837

		265,704,897

		265,927,181

Materials – 9.9%
Chemicals – 1.5%
Agrium, Inc. (Toronto)	231,000	21,902,856
Air Water, Inc.	4,900	65,026
Koninklijke DSM NV	291,443	17,120,330

		39,088,212

Company	Shares	U.S. $ Value

Metals & Mining – 8.4%
BHP Billiton Ltd.	345,800	$16,340,482
Dowa Holdings Co., Ltd.	863,700	6,104,473
Hindalco Industries Ltd.	822,700	3,688,764
JFE Holdings, Inc.	634,200	20,084,693
Lundin Mining Corp.(a)	38,600	303,937
Rio Tinto PLC	878,300	61,846,892
Tata Steel Ltd.	1,269,400	17,145,403
ThyssenKrupp AG	482,800	20,148,580
Vale SA (Sponsored ADR) (Local Preference Shares)	1,419,300	42,536,421
Xstrata PLC	1,044,510	23,889,078

		212,088,723

		251,176,935

Industrials – 9.9%
Aerospace & Defense – 1.2%
BAE Systems PLC	5,655,300	30,242,785

Building Products – 2.0%
Asahi Glass Co., Ltd.	2,595,000	36,283,995
Cie de St-Gobain	229,200	13,689,858

		49,973,853

Commercial Services & Supplies – 0.0%
Rentokil Initial PLC(a)	51,300	75,826

Construction & Engineering – 1.7%
Bouygues SA	906,100	41,854,310

Electrical Equipment – 1.4%
Furukawa Electric Co., Ltd.	1,455,000	6,213,749
Sumitomo Electric Industries Ltd.	1,996,000	29,290,694

		35,504,443

Industrial Conglomerates – 0.9%
Bidvest Group Ltd.	577,498	12,941,112
SembCorp Industries Ltd.	2,418,000	9,093,035

		22,034,147

Road & Rail – 0.8%
East Japan Railway Co.	121,000	8,437,257
Firstgroup PLC	2,173,200	12,895,784

		21,333,041

Trading Companies & Distributors – 1.9%
Mitsubishi Corp.	1,152,200	32,056,801
Mitsui & Co., Ltd.	897,500	16,406,257

		48,463,058

		249,481,463

Telecommunication Services – 7.3%
Diversified Telecommunication Services – 4.9%
France Telecom SA	1,369,900	30,314,247
Nippon Telegraph & Telephone Corp.	838,400	41,012,745
Telecom Italia SpA (ordinary shares)	20,602,000	32,164,285
Telecom Italia SpA (savings shares)	16,022,800	21,207,065

		124,698,342

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 2.4%
Vodafone Group PLC	21,203,065	$60,197,479

		184,895,821

Health Care – 7.3%
Pharmaceuticals – 7.3%
AstraZeneca PLC	1,457,300	71,309,008
Novartis AG	918,070	51,592,426
Roche Holding AG	229,200	34,573,068
Sanofi-Aventis SA	375,782	25,984,539

		183,459,041

Information Technology – 6.0%
Computers & Peripherals – 1.7%
Fujitsu Ltd.	2,980,000	20,208,023
Lite-On Technology Corp.	3,155,000	3,957,547
Pegatron Corp.(a)	3,917,000	4,664,355
Toshiba Corp.	2,253,800	14,809,839

		43,639,764

Electronic Equipment, Instruments & Components – 1.0%
AU Optronics Corp.(a)	28,468,480	25,736,893

IT Services – 1.1%
Cap Gemini SA	465,600	27,221,575

Office Electronics – 0.4%
Konica Minolta Holdings, Inc.	953,000	8,829,314

Semiconductors & Semiconductor Equipment – 1.3%
Samsung Electronics Co., Ltd.	41,520	34,052,614

Software – 0.5%
Konami Corp.	552,300	11,675,398

		151,155,558

Consumer Staples – 5.3%
Beverages – 0.9%
Asahi Breweries Ltd.	1,172,600	22,667,442

Food & Staples Retailing – 0.9%
Delhaize Group SA	280,800	21,690,185
Koninklijke Ahold NV	9,200	123,572

		21,813,757

Tobacco – 3.5%
Imperial Tobacco Group PLC	1,284,600	41,223,168
Japan Tobacco, Inc.	11,751	48,609,178

		89,832,346

		134,313,545

Utilities – 4.3%
Electric Utilities – 4.3%
E.ON AG	1,600,300	52,561,517
EDP - Energias de Portugal SA	4,878,300	18,506,761
Tokyo Electric Power Co., Inc. (The)	1,434,600	37,134,427

U.S. $ Value

$108,202,705

Total Common Stocks (cost $2,261,001,153)	2,504,821,406

Total Investments – 99.2% (cost $2,261,001,153)(b)	2,504,821,406
Other assets less liabilities – 0.8%(c)	19,949,847

Net Assets – 100.0%	$2,524,771,253

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	348	March 2011	$13,551,289	$14,469,105	$917,816
Topix Index Futures	125	March 2011	13,791,516	14,531,508	739,992

					$1,657,808

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Bank PLC:
Norwegian Krone settling 3/15/11	139,189	$22,936,972	$24,837,413	$1,900,441
BNP Paribas SA:
Canadian Dollar settling 3/15/11	10,478	10,560,477	10,781,771	221,294
Credit Suisse London Branch (GFX):
Japanese Yen settling 3/15/11	1,904,169	23,020,843	23,278,749	257,906
Deutsche Bank AG London:
Norwegian Krone settling 3/15/11	653,788	111,202,430	116,664,412	5,461,982
Swedish Krona settling 3/15/11	303,066	45,169,685	47,820,619	2,650,934
Swiss Franc settling 3/15/11	100,273	104,044,617	107,936,772	3,892,155
HSBC BankUSA:
Great British Pound settling 3/15/11	73,924	117,281,165	120,161,940	2,880,775
JP Morgan Chase Bank NA:
Canadian Dollar settling 3/15/11	14,532	14,570,320	14,953,302	382,982
Morgan Stanley and Co.:
Australian Dollar settling 3/15/11	104,748	101,600,322	106,478,700	4,878,378
Swedish Krona settling 3/15/11	604,972	87,332,833	95,458,202	8,125,369
Swiss Franc settling 3/15/11	111,855	113,227,888	120,403,974	7,176,086
UBS AG:
Canadian Dollar settling 3/15/11	7,799	7,875,487	8,025,104	149,617
Euro settling 3/15/11	182,480	248,065,137	251,772,269	3,707,132
Hong Kong Dollar settling 3/15/11	338,591	43,570,284	43,481,267	(89,017)
Westpac Banking Corp.:
Australian Dollar settling 3/15/11	28,845	27,957,584	29,321,592	1,364,008

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Bank of America NA:
Australian Dollar settling 3/15/11	66,975	$65,829,058	$68,081,596	$(2,252,538)
Barclays Bank PLC:
Japanese Yen settling 3/15/11	8,983,991	106,881,020	109,830,623	(2,949,603)
BNP Paribas SA:
Australian Dollar settling 3/15/11	66,618	66,803,798	67,718,697	(914,899)
Calyon:
Canadian Dollar settling 3/15/11	141,357	139,860,493	145,455,128	(5,594,635)
Deutsche Bank AG London:
Euro settling 3/15/11	29,814	39,464,792	41,135,130	(1,670,338)
Euro settling 3/15/11	288,846	385,609,410	398,528,128	(12,918,718)
Japanese Yen settling 6/15/11	756,305	9,065,036	9,252,858	(187,822)
HSBC BankUSA:
Hong Kong Dollar settling 3/15/11	338,591	43,599,992	43,481,267	118,725
Royal Bank of Scotland:
Swiss Franc settling 3/15/11	10,431	10,906,525	11,228,232	(321,707)
State Street Bank and Trust Co.:
Great British Pound settling 3/15/11	26,671	43,058,196	43,353,162	(294,966)
UBS AG:
Japanese Yen settling 3/15/11	1,596,883	19,159,914	19,522,132	(362,218)
Norwegian Krone settling 3/15/11	46,240	8,073,591	8,251,241	(177,650)
Swedish Krona settling 3/15/11	74,895	11,652,843	11,817,641	(164,798)
Swiss Franc settling 3/15/11	124,674	131,118,473	134,202,718	(3,084,245)

(a)	Non-income producing security.
(b)	As of February 28, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $368,446,959 and gross unrealized depreciation of investments was $(124,626,706), resulting in net unrealized appreciation of $243,820,253.
(c)	An amount of U.S. $1,373,022 has been segregated to collateralize margin requirements for the open futures contracts at February 28, 2011.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AllianceBernstein International Value Fund

Portfolio Summary

February 28, 2011 (unaudited)

COUNTRY BREAKDOWN *
23.9%	Japan
18.1%	United Kingdom
12.8%	France
6.0%	Germany
5.2%	Netherlands
4.7%	Italy
4.6%	Canada
3.7%	South Korea
3.6%	Australia
3.4%	Switzerland
2.4%	Brazil
1.7%	Belgium
1.6%	Hong Kong
1.4%	Taiwan
6.9%	Other

100.0%	Total Investments

*

All data are as of February 28, 2011. The Fund’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Austria, China, Denmark, India, Norway, Portugal, Russia, Singapore, South Africa and Turkey.

AllianceBernstein International Value Fund

February 28, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2011:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$41,802,919	$568,859,212		$—	$610,662,131
Consumer Discretionary	10,500,355	355,046,671		—	365,547,026
Energy	59,470,180	206,457,001		—	265,927,181
Materials	64,743,214	186,433,721		—	251,176,935
Industrials	—	249,481,463		—	249,481,463
Telecommunication Services	—	184,895,821		—	184,895,821
Health Care	—	183,459,041		—	183,459,041
Information Technology	—	151,155,558		—	151,155,558
Consumer Staples	—	134,313,545		—	134,313,545
Utilities	—	108,202,705		—	108,202,705

Total Investments in Securities	176,516,668	2,328,304,738	+	—	2,504,821,406
Other Financial Instruments* :
Assets
Futures Contracts	1,657,808	—		—	1,657,808	#
Forward Currency Exchange Contracts	—	43,167,784		—	43,167,784
Liabilities
Forward Currency Exchange Contracts	—	(30,983,154)		—	(30,983,154)

Total	$178,174,476	$2,340,489,368		$—	$2,518,663,844

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.
#	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. Cumulative appreciation/(depreciation) of futures contracts is reported in the portfolio of investments.

AllianceBernstein Small/Mid Cap Value Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 95.7%
Financials – 23.7%
Capital Markets – 0.9%
MF Global Holdings Ltd.(a)	1,698,100	$14,722,527

Commercial Banks – 7.1%
Associated Banc-Corp	981,765	14,206,140
CapitalSource, Inc.	2,020,600	15,316,148
City National Corp.	159,350	9,387,308
Comerica, Inc.	473,400	18,415,260
Popular, Inc.(a)	4,074,633	13,242,557
Susquehanna Bancshares, Inc.	1,004,200	9,600,152
Umpqua Holdings Corp.	755,086	8,638,184
Webster Financial Corp.	600,400	13,917,272
Whitney Holding Corp.	879,635	12,473,224

		115,196,245

Insurance – 5.7%
Amtrust Financial Services, Inc.	504,900	9,709,227
Aspen Insurance Holdings Ltd.	551,800	16,305,690
Endurance Specialty Holdings Ltd.	375,500	18,621,045
Fidelity National Financial, Inc. - Class A	543,400	7,526,090
Platinum Underwriters Holdings Ltd.	346,200	14,436,540
Reinsurance Group of America, Inc. - Class A	235,300	14,209,767
Unum Group	468,550	12,430,632

		93,238,991

Real Estate Investment Trusts (REITs) – 7.0%
BioMed Realty Trust, Inc.	716,451	13,003,586
BRE Properties, Inc.	286,550	13,613,990
Camden Property Trust	327,100	19,354,507
CBL & Associates Properties, Inc.	497,800	8,885,730
DiamondRock Hospitality Co.(a)	1,470,700	17,295,432
Entertainment Properties Trust	293,238	13,978,655
Sunstone Hotel Investors, Inc.(a)	1,325,820	14,239,307
Tanger Factory Outlet Centers	485,800	12,946,570

		113,317,777

Real Estate Management & Development – 0.7%
Forest City Enterprises, Inc.(a)	576,900	10,903,410

Thrifts & Mortgage Finance – 2.3%
First Niagara Financial Group, Inc.	1,000,000	14,480,000
People’s United Financial, Inc.	664,300	8,755,474
Washington Federal, Inc.	791,999	14,073,822

		37,309,296

		384,688,246

Consumer Discretionary – 16.6%
Auto Components – 3.4%
Cooper Tire & Rubber Co.	551,100	12,928,806
Dana Holding Corp.(a)	763,300	14,411,104
Federal-Mogul Corp.(a)	580,600	12,198,406
TRW Automotive Holdings Corp.(a)	261,000	14,824,800

		54,363,116

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure – 1.9%
Royal Caribbean Cruises Ltd.(a)	299,100	$13,097,589
Wyndham Worldwide Corp.	589,900	18,452,072

		31,549,661

Household Durables – 2.0%
American Greetings Corp.	812,800	17,597,120
NVR, Inc.(a)	20,030	14,579,036

		32,176,156

Media – 2.3%
Gannett Co., Inc.	871,300	14,385,163
Interpublic Group of Cos., Inc. (The)(a)	1,147,300	15,144,360
Meredith Corp.	242,200	8,539,972

		38,069,495

Multiline Retail – 1.9%
Big Lots, Inc.(a)	419,700	17,220,291
Saks, Inc.(a)	1,150,700	14,096,075

		31,316,366

Specialty Retail – 4.0%
AnnTaylor Stores Corp.(a)	828,000	19,217,880
Foot Locker, Inc.	939,500	18,667,865
Office Depot, Inc.(a)	2,454,000	13,030,740
Signet Jewelers Ltd.(a)	327,400	14,363,038

		65,279,523

Textiles, Apparel & Luxury Goods – 1.1%
Jones Group, Inc. (The)	1,284,710	17,086,643

		269,840,960

Industrials – 11.5%
Airlines – 0.6%
Alaska Air Group, Inc.(a)	150,000	8,917,500

Building Products – 0.6%
Masco Corp.	696,400	9,464,076

Commercial Services & Supplies – 0.8%
Avery Dennison Corp.	322,400	12,870,208

Electrical Equipment – 3.0%
EnerSys(a)	299,600	10,635,800
General Cable Corp.(a)	441,900	19,187,298
Thomas & Betts Corp.(a)	347,100	19,225,869

		49,048,967

Machinery – 3.7%
Briggs & Stratton Corp.	681,575	13,720,105
Mueller Industries, Inc.	531,650	18,065,467
Terex Corp.(a)	320,900	10,830,375
Trinity Industries, Inc.	553,600	17,244,640

		59,860,587

Company	Shares	U.S. $ Value
Professional Services – 0.6%
Kelly Services, Inc. - Class A(a)	480,900	$10,108,518

Road & Rail – 0.5%
Con-way, Inc.	270,900	8,820,504

Trading Companies & Distributors – 1.7%
Aircastle Ltd.	839,400	10,139,952
WESCO International, Inc.(a)	294,000	17,116,680

		27,256,632

		186,346,992

Energy – 10.3%
Energy Equipment & Services – 3.8%
Bristow Group, Inc.(a)	327,717	15,704,199
Helix Energy Solutions Group, Inc.(a)	1,114,000	17,155,600
Helmerich & Payne, Inc.	272,200	17,690,278
Oil States International, Inc.(a)	162,400	11,821,096

		62,371,173

Oil, Gas & Consumable Fuels – 6.5%
Forest Oil Corp.(a)	574,500	20,389,005
Frontier Oil Corp.(a)	79,900	2,229,210
Petroleum Development Corp.(a)	328,300	15,407,119
Southern Union Co.	715,500	20,406,060
Swift Energy Co.(a)	421,500	18,103,425
Teekay Corp.	552,500	19,011,525
Tesoro Corp.(a)	408,600	9,716,508

		105,262,852

		167,634,025

Utilities – 9.0%
Electric Utilities – 4.4%
NV Energy, Inc.	1,252,700	18,402,163
Pepco Holdings, Inc.	992,900	18,597,017
Portland General Electric Co.	746,700	17,487,714
Unisource Energy Corp.	488,100	17,796,126

		72,283,020

Gas Utilities – 2.3%
Atmos Energy Corp.	558,000	18,871,560
UGI Corp.	558,300	17,804,187

		36,675,747

Multi-Utilities – 2.3%
CMS Energy Corp.	955,125	18,395,707
NiSource, Inc.	987,825	18,926,727

		37,322,434

		146,281,201

Information Technology – 7.8%
Computers & Peripherals – 0.6%
NCR Corp.(a)	494,800	9,450,680

Electronic Equipment, Instruments & Components – 5.0%
Anixter International, Inc.	212,400	15,212,088

Company	Shares	U.S. $ Value
Arrow Electronics, Inc.(a)	328,325	$12,870,340
AU Optronics Corp. (Sponsored ADR)(a)	1,601,399	14,380,563
Avnet, Inc.(a)	313,100	10,711,151
Flextronics International Ltd.(a)	1,698,500	13,740,865
Insight Enterprises, Inc.(a)	772,400	14,127,196

		81,042,203

IT Services – 1.7%
Amdocs Ltd.(a)	318,600	9,507,024
Convergys Corp.(a)	1,245,700	17,526,999

		27,034,023

Software – 0.5%
Take-Two Interactive Software, Inc.(a)	545,852	8,771,842

		126,298,748

Materials – 6.2%
Chemicals – 3.3%
Arch Chemicals, Inc.	396,800	14,264,960
Cytec Industries, Inc.	257,000	14,605,310
Huntsman Corp.	895,800	15,810,870
PolyOne Corp.(a)	693,500	9,625,780

		54,306,920

Metals & Mining – 2.9%
Commercial Metals Co.	861,300	14,357,871
Reliance Steel & Aluminum Co.	334,075	18,484,370
Steel Dynamics, Inc.	723,500	13,355,810

		46,198,051

		100,504,971

Health Care – 6.0%
Health Care Equipment & Supplies – 1.1%
Kinetic Concepts, Inc.(a)	358,600	17,560,642

Health Care Providers & Services – 4.0%
AMERIGROUP Corp.(a)	224,700	12,886,545
Health Net, Inc.(a)	666,300	19,602,546
LifePoint Hospitals, Inc.(a)	526,117	20,508,041
Molina Healthcare, Inc.(a)	339,115	11,879,198

		64,876,330

Pharmaceuticals – 0.9%
Par Pharmaceutical Cos., Inc.(a)	511,900	15,807,472

		98,244,444

Consumer Staples – 4.6%
Beverages – 1.2%
Constellation Brands, Inc. - Class A(a)	956,625	19,438,620

Food Products – 3.4%
Bunge Ltd.	183,000	13,207,110
Dole Food Co., Inc.(a)	841,806	12,416,638
Smithfield Foods, Inc.(a)	871,100	20,165,965

Company	Shares	U.S. $ Value
Tyson Foods, Inc. - Class A	559,400	$10,421,622

		56,211,335

		75,649,955

Total Common Stocks (cost $1,240,062,471)		1,555,489,542

SHORT-TERM INVESTMENTS – 3.1%
Investment Companies – 3.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17%(b) (cost $50,426,290)	50,426,290	50,426,290

Total Investments – 98.8% (cost $1,290,488,761)(c)		1,605,915,832
Other assets less liabilities – 1.2%		20,049,505

Net Assets – 100.0%		$1,625,965,337

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of February 28, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $326,865,416 and gross unrealized depreciation of investments was $(11,438,345), resulting in net unrealized appreciation of $315,427,071.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AllianceBernstein Small/Mid Cap Value Fund

February 28, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,555,489,542	$—	$—	$1,555,489,542
Short-Term Investments	50,426,290	—	—	50,426,290

Total Investments in Securities	1,605,915,832	—	—	1,605,915,832
Other Financial Instruments*	—	—	—	—

Total	$1,605,915,832	$—	$—	$1,605,915,832

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Value Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 97.1%
Consumer Discretionary – 20.3%
Auto Components – 1.5%
Lear Corp.(a)	33,900	$3,586,620
TRW Automotive Holdings Corp.(a)	65,000	3,692,000

		7,278,620

Automobiles – 0.9%
Ford Motor Co.(a)	208,300	3,134,915
General Motors Co.(a)	37,600	1,260,728

		4,395,643

Hotels, Restaurants & Leisure – 0.5%
Royal Caribbean Cruises Ltd.(a)	51,300	2,246,427

Household Durables – 1.7%
Fortune Brands, Inc.	31,100	1,923,846
Garmin Ltd.	108,900	3,697,155
NVR, Inc.(a)	3,000	2,183,580

		7,804,581

Media – 9.3%
Cablevision Systems Corp.	16,600	611,710
Comcast Corp. - Class A	403,600	10,396,736
DIRECTV(a)	112,400	5,167,028
Gannett Co., Inc.	103,000	1,700,530
Interpublic Group of Cos., Inc. (The)(a)	186,200	2,457,840
News Corp. - Class A	370,800	6,440,796
Time Warner Cable, Inc. - Class A	102,700	7,412,886
Time Warner, Inc.	143,300	5,474,060
Viacom, Inc. - Class B	93,400	4,171,244

		43,832,830

Multiline Retail – 1.4%
Kohl’s Corp.(a)	74,300	4,004,027
Macy’s, Inc.	115,300	2,755,670

		6,759,697

Specialty Retail – 5.0%
Foot Locker, Inc.	170,600	3,389,822
Gap, Inc. (The)	182,000	4,100,460
Limited Brands, Inc.	72,100	2,308,642
Lowe’s Cos., Inc.	162,900	4,263,093
Office Depot, Inc.(a)	448,250	2,380,207
Ross Stores, Inc.	65,800	4,740,232
TJX Cos., Inc.	54,500	2,717,915

		23,900,371

		96,218,169

Financials – 16.5%
Capital Markets – 2.3%
Goldman Sachs Group, Inc. (The)	29,900	4,897,022
Morgan Stanley	209,200	6,209,056

		11,106,078

Company	Shares	U.S. $ Value
Commercial Banks – 4.9%
BB&T Corp.	130,300	$3,596,280
Comerica, Inc.	73,300	2,851,370
Fifth Third Bancorp	152,457	2,225,872
Wells Fargo & Co.	447,700	14,442,802

		23,116,324

Consumer Finance – 0.8%
Capital One Financial Corp.	76,100	3,787,497

Diversified Financial Services – 5.3%
Bank of America Corp.	159,000	2,272,110
Citigroup, Inc.(a)	897,400	4,199,832
JPMorgan Chase & Co.	394,900	18,437,881

		24,909,823

Insurance – 3.2%
ACE Ltd.	58,600	3,706,450
Allstate Corp. (The)	38,900	1,236,242
Berkshire Hathaway, Inc.(a)	38,600	3,369,008
Travelers Cos., Inc. (The)	115,200	6,903,936

		15,215,636

		78,135,358

Energy – 14.6%
Energy Equipment & Services – 1.5%
Ensco PLC (Sponsored ADR)	86,400	4,847,040
McDermott International, Inc.(a)	97,385	2,234,986

		7,082,026

Oil, Gas & Consumable Fuels – 13.1%
Chevron Corp.	106,000	10,997,500
ConocoPhillips	101,000	7,864,870
Devon Energy Corp.	110,900	10,140,696
Forest Oil Corp.(a)	121,800	4,322,682
Hess Corp.	67,200	5,848,416
Marathon Oil Corp.	179,500	8,903,200
Murphy Oil Corp.	12,000	882,360
Newfield Exploration Co.(a)	68,600	4,993,394
Nexen, Inc. (New York)	238,600	6,516,166
Tesoro Corp.(a)	60,300	1,433,934

		61,903,218

		68,985,244

Health Care – 11.6%
Biotechnology – 1.9%
Amgen, Inc.(a)	76,200	3,911,346
Gilead Sciences, Inc.(a)	127,600	4,973,848

		8,885,194

Health Care Providers & Services – 1.1%
Health Net, Inc.(a)	63,200	1,859,344
UnitedHealth Group, Inc.	84,900	3,615,042

		5,474,386

Company	Shares	U.S. $ Value
Pharmaceuticals – 8.6%
AstraZeneca PLC (Sponsored ADR)	150,100	$7,380,417
Forest Laboratories, Inc.(a)	20,300	657,720
Johnson & Johnson	247,200	15,187,968
Merck & Co., Inc.	16,900	550,433
Pfizer, Inc.	877,500	16,883,100

		40,659,638

		55,019,218

Industrials – 8.6%
Aerospace & Defense – 2.4%
Northrop Grumman Corp.	128,500	8,568,380
Raytheon Co.	52,100	2,668,041

		11,236,421

Airlines – 0.9%
Delta Air Lines, Inc.(a)	367,000	4,125,080

Industrial Conglomerates – 2.2%
General Electric Co.	510,900	10,688,028

Machinery – 3.1%
Eaton Corp.	35,000	3,877,300
Ingersoll-Rand PLC	118,900	5,386,170
Parker Hannifin Corp.	56,600	5,047,588
Terex Corp.(a)	9,600	324,000

		14,635,058

		40,684,587

Consumer Staples – 7.8%
Beverages – 0.8%
Constellation Brands, Inc. - Class A(a)	196,200	3,986,784

Food & Staples Retailing – 0.7%
Kroger Co. (The)	109,300	2,502,970
Safeway, Inc.	48,300	1,053,906

		3,556,876

Food Products – 3.0%
Archer-Daniels-Midland Co.	77,000	2,862,860
Bunge Ltd.	85,300	6,156,101
ConAgra Foods, Inc.	79,200	1,834,272
Sara Lee Corp.	58,548	1,002,342
Smithfield Foods, Inc.(a)	104,200	2,412,230

		14,267,805

Household Products – 2.6%
Kimberly-Clark Corp.	60,500	3,986,950
Procter & Gamble Co. (The)	128,600	8,108,230

		12,095,180

Tobacco – 0.7%
Altria Group, Inc.	125,200	3,176,324

		37,082,969

Telecommunication Services – 5.0%
Diversified Telecommunication Services – 3.9%
AT&T, Inc.	343,900	9,759,882

Company	Shares	U.S. $ Value
CenturyLink, Inc.	89,100	$3,669,138
Verizon Communications, Inc.	139,400	5,146,648

		18,575,668

Wireless Telecommunication Services – 1.1%
Vodafone Group PLC (Sponsored ADR)	180,900	5,177,358

		23,753,026

Information Technology – 4.7%
Communications Equipment – 0.2%
Motorola Solutions, Inc.(a)	24,528	947,762

Computers & Peripherals – 2.6%
Dell, Inc.(a)	503,200	7,965,656
Hewlett-Packard Co.	97,100	4,236,473

		12,202,129

Electronic Equipment, Instruments & Components – 1.3%
Corning, Inc.	166,500	3,839,490
Tyco Electronics Ltd.	63,800	2,299,352

		6,138,842

Semiconductors & Semiconductor Equipment – 0.6%
Intel Corp.	131,300	2,819,011

		22,107,744

Utilities – 4.2%
Electric Utilities – 0.7%
Edison International	94,000	3,489,280

Gas Utilities – 0.6%
UGI Corp.	84,900	2,707,461

Independent Power Producers & Energy Traders – 0.8%
Constellation Energy Group, Inc.	118,200	3,672,474

Multi-Utilities – 2.1%
CenterPoint Energy, Inc.	169,000	2,680,340
CMS Energy Corp.	138,100	2,659,806
NiSource, Inc.	237,400	4,548,584

		9,888,730

		19,757,945

Materials – 3.8%
Chemicals – 2.0%
Dow Chemical Co. (The)	181,100	6,729,676
LyondellBasell Industries NV(a)	69,100	2,631,328

		9,361,004

Metals & Mining – 1.8%
Alcoa, Inc.	267,000	4,498,950
Commercial Metals Co.	84,900	1,415,283
Reliance Steel & Aluminum Co.	26,800	1,482,844

Company	Shares	U.S. $ Value
Steel Dynamics, Inc.	78,200	$1,443,572

		8,840,649

		18,201,653

Total Common Stocks (cost $378,618,748)		459,945,913

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17%(b) (cost $9,311,260)	9,311,260	9,311,260

Total Investments – 99.1% (cost $387,930,008)(c)		469,257,173
Other assets less liabilities – 0.9%		4,173,734

Net Assets – 100.0%		$473,430,907

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of February 28, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $91,378,432 and gross unrealized depreciation of investments was $(10,051,267), resulting in net unrealized appreciation of $81,327,165.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AllianceBernstein Value Fund

February 28, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$459,945,913	$—	$—	$459,945,913
Short-Term Investments	9,311,260	—	—	9,311,260

Total Investments in Securities	469,257,173	—	—	469,257,173
Other Financial Instruments*	—	—	—	—

Total	$469,257,173	$—	$—	$469,257,173

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 25, 2011

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